DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
DERIVATIVE LIABILITIES
NOTE 10 - DERIVATIVE LIABILITIES

NOTE 10 – DERIVATIVE LIABILITIES

In a series of subscription agreements, the Company issued warrants in prior years that contain certain anti-dilution provisions that have previously been identified as derivatives. In addition, the Company previously identified the conversion feature of certain convertible notes payable and convertible preferred stock as derivatives. The number of warrants or common shares to be issued under these agreements is indeterminate; therefore, through April 30, 2021 the Company concluded that the equity environment was tainted and all warrants, stock options and convertible debt were included in the value of the derivatives. During the three months ended July 31, 2021, it was determined that the Company could increase their authorized common shares at any time, based on an agreement of the majority of voters to do so when needed, therefore the environment was no longer deemed to be tainted and all derivative liabilities were written off the books.

The Company estimated the fair value of the derivative liabilities at the issuance date and at each subsequent reporting date, using a multinomial lattice model simulation. The model is based on a probability weighted discounted cash flow model using projections of the various potential outcomes.

During the six months ended October 31, 2021, we had the following activity in our derivative liabilities:

	Options and	Convertible
	Warrants	Notes	Total

Balance, April 30, 2021	$235,902	$2,774,140	$3,010,042
Change in fair value of derivative liabilities	(235,902)	(2,774,140)	(3,010,042)

Balance, October 31, 2021	$-	$-	$-

NOTE 10 – DERIVATIVE LIABILITIES

In a series of subscription agreements, the Company issued warrants in prior years that contain certain anti-dilution provisions that have been identified as derivatives. In addition, the Company identified the conversion feature of certain convertible notes payable and convertible preferred stock as derivatives. As of April 30, 2021 and 2020, the number of warrants or common shares to be issued under these agreements is indeterminate; therefore, the Company concluded that the equity environment is tainted and all additional warrants, stock options and convertible debt are included in the value of the derivative.

The Company estimates the fair value of the derivative liabilities at the issuance date and at each subsequent reporting date, using a multinomial lattice model simulation. The model is based on a probability weighted discounted cash flow model using projections of the various potential outcomes.

During the years ended April 30, 2021 and 2020, we had the following activity in our derivative liabilities:

	Options and	Convertible
	Warrants	Notes	Total

Balance, April 30, 2019	$18,063	$1,807,533	$1,825,596
New issuances of debt	-	192,500	192,500
Debt conversions and repayments	-	(812,896)	(812,896)
Change in fair value of derivative liabilities	(18,048)	1,420,281	1,402,233

Balance, April 30, 2020	15	2,607,418	2,607,433
New issuances of options, warrants and debt	-	200,859	200,859
Debt conversions and repayments	-	(22,705,172)	(22,705,172)
Change in fair value of derivative liabilities	235,887	22,671,035	22,906,922

Balance, April 30, 2021	$235,902	$2,774,140	$3,010,042

Key inputs and assumptions used in valuing the Company’s derivative liabilities as of April 30, 2021 are as follows:

•	Stock prices on all measurement dates were based on the fair market value
•	Risk-free interest rate of 0.03% to 0.70%
•	The probability of future financing was estimated at 100%
•	Computed volatility ranging from 412.7% to 1556.1%

These inputs are subject to significant changes from period to period and to management's judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.